FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-6239


                          Tax-Free Fund For Utah
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: June 30, 2007

                  Date of reporting period: March 31, 2008


Item 1. Schedule of Investments.


                             TAX-FREE FUND FOR UTAH
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2008
                                   (unaudited)
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                                                                                      Rating
Principal                                                                            Moody's/
  Amount            General Obligation Bonds (21.3%)                                   S&P              Value (a)

----------- ------------------------------------------------------------------------------ ----------------------

            City, County and State (9.5%)
            ---------------------------------------------------------------------

            Alamo, Texas Community College District
 $ 595,000  4.375%, 02/15/25 MBIA Insured                                            Aaa/AAA         $   567,285

            Anderson, Indiana San District
   505,000  4.600%, 07/15/23 AMBAC Insured                                           Aaa/AAA             497,339

                Brian Head, Utah
   405,000  6.500%, 03/15/24                                                          NR/NR*             436,926

            Cedar City, Utah Special Improvement District Assessment
   235,000  5.050%, 09/01/10                                                          NR/NR*             236,845
   215,000  5.200%, 09/01/11                                                          NR/NR*             217,331

                Cedar Park, Texas
   835,000  4.500%, 02/15/22 MBIA Insured                                            Aaa/AAA             838,382

            Coral Canyon, Utah Special Service District
   140,000  4.850%, 07/15/17                                                          NR/NR*             128,187
   580,000  5.700%, 07/15/18                                                          NR/NR*             567,600

            Dawson County, Texas Hospital District
   555,000  4.375%, 02/15/24 AMBAC Insured                                           Aaa/AAA             532,556

              Denton County, Texas
   700,000  4.500%, 07/15/24 MBIA Insured                                            Aaa/AAA             688,842
   400,000  4.500%, 07/15/25 MBIA Insured                                            Aaa/AAA             386,900

            Denton County, Texas  Public Improvement
 1,500,000  4.250%, 07/15/27 MBIA Insured                                            Aaa/AAA           1,350,870

            Harris County, Texas Unlimited Tax
   300,000  4.500%, 10/01/23                                                         Aa1/AA+             293,772

            Harris County, Texas Utility District  #268
   905,000  4.375%, 09/01/27 Radian Insured                                           Aa3/AA             760,010

                 Hurricane, Utah
   125,000  5.400%, 11/01/09 Radian Insured                                           NR/AA              129,763

            King County, Washington Unlimited Tax
 1,000,000  4.500%, 12/01/25 FSA Insured                                             Aaa/AAA             982,010

                  Laredo, Texas
   300,000  4.250%, 08/15/21 AMBAC Insured                                           Aaa/AAA             298,173
   500,000  4.500%, 02/15/24 AMBAC Insured                                           Aaa/AAA             492,175

                 McKinney, Texas
 1,700,000  4.500%, 08/15/23 XLCA Insured                                            Aa2/AA+           1,675,809
 1,375,000  5.000%, 08/15/24 AMBAC Insured                                           Aaa/AAA           1,411,795
   695,000  4.375%, 08/15/25 MBIA Insured                                            Aaa/AAA             662,001

                 Mesquite, Texas
   510,000  4.625%, 02/15/22 FSA Insured                                             Aaa/AAA             517,619

               San Antonio, Texas
   125,000  4.750%, 02/01/24 FSA Insured                                             Aaa/AAA             126,119

            San Patricio County, Texas
   450,000  4.600%, 04/01/25 AMBAC Insured                                            Aaa/NR             440,645

                   Texas State
   415,000  4.500%, 08/01/22                                                          Aa1/AA             411,087

                   Waco, Texas
 2,560,000  4.500%, 02/01/24 MBIA Insured                                            Aaa/AAA           2,491,981

            Washington County, Utah
 1,250,000  5.000%, 10/01/22 MBIA Insured                                             Aaa/NR           1,280,788

                Washington State
 1,815,000  4.500%, 01/01/22 MBIA Insured                                            Aaa/AAA           1,813,040
   705,000  4.500%, 07/01/23 FSA Insured                                             Aaa/AAA             693,494

            Williamson County, Texas
   460,000  4.500%, 02/15/26 FSA Insured                                             Aaa/AAA             440,349

                                                                                                  ---------------
            Total City, County and State                                                              21,369,693
                                                                                                  ---------------

            School District (11.8%)
            ---------------------------------------------------------------------

            Borger, Texas Independent School District
   400,000  4.500%, 02/15/24                                                          NR/AAA             393,740
   500,000  4.500%, 02/15/25                                                          NR/AAA             483,890

            Canutillo, Texas Independent School District
   500,000  4.500%, 08/15/25                                                          NR/AAA             483,580

            Clint, Texas Independent School District
   265,000  4.250%, 02/15/28                                                          NR/AAA             236,266

            Dallas, Texas Independent School District
 2,500,000  5.000%, 08/15/29++                                                       Aaa/AAA           2,518,825

            Dripping Springs, Texas Independent School District
   725,000  4.375%, 08/15/22                                                         Aaa/AAA             725,167

            Eagle Mountain & Saginaw, Texas Independent School District
   300,000  4.750%, 08/15/21                                                         Aaa/AAA             309,198
   525,000  4.750%, 08/15/23                                                         Aaa/AAA             533,783

            Freemont County, Wyoming School District #14
   355,000  4.500%, 06/15/26                                                          NR/BBB             336,071

            Frisco, Texas Independent School District
 1,260,000  5.000%, 07/15/26                                                          Aaa/NR           1,276,166

            Galena Park, Texas Independent School District
   295,000  4.625%, 08/15/25                                                          Aaa/NR             287,929

            Harrisburg, South Dakota Independent School District  No. 41-2
 1,370,000  4.500%, 01/15/24 FSA Insured                                              Aaa/NR           1,353,149

            Iron County, Utah School District
 1,260,000  5.000%, 01/15/21                                                          Aaa/NR           1,328,821

            Jacksboro, Texas Independent School District
   815,000  4.700%, 02/15/23                                                          NR/AAA             827,355

            La Feria, Texas Independent School District
   210,000  4.400%, 02/15/24                                                          Aaa/NR             203,228

            Lancaster, Texas School District
   300,000  4.375%, 02/15/22                                                         Aaa/AAA             298,599

            Lindale, Texas Independent School District
   440,000  4.250%, 02/15/21                                                          NR/AAA             437,395
 1,000,000  4.250%, 02/15/22                                                          NR/AAA             982,470
   445,000  4.375%, 02/15/23                                                          NR/AAA             437,577

            Lovejoy, Texas Independent School District
   200,000  4.500%, 02/15/24                                                         Aaa/AAA             196,870

            Muleshoe, Texas Independent School District
   380,000  4.500%, 02/15/22                                                          NR/AAA             373,441
   250,000  4.500%,0 2/15/23                                                          NR/AAA             242,598
   200,000  4.500%, 02/15/24                                                          NR/AAA             191,662
   220,000  4.500%, 02/15/25                                                          NR/AAA             209,238

            Navasota, Texas Independent School District
   475,000  5.000%, 08/15/23 FGIC Insured                                             A3/NR              483,260

            North Summit County, Utah School District
   760,000  5.000%, 02/01/23                                                          Aaa/NR             787,451
   800,000  5.000%, 02/01/24                                                          Aaa/NR             823,096

            Prosper, Texas Independent School District
   395,000  4.125%, 08/15/21                                                          NR/AAA             387,617

            Southern, Texas Independent School District
   910,000  4.500%, 02/01/26                                                         Aaa/AAA             871,170

            Spring, Texas Independent School District
   300,000  4.750%, 08/15/23                                                         Aaa/AAA             304,527
 1,400,000  4.500%, 08/15/27                                                         Aaa/AAA           1,327,032

            Tooele County, Utah School District
   670,000  4.000%, 06/01/20                                                         Aaa/AAA             648,620

            Van, Texas Independent School District
   750,000  4.875%, 02/15/26                                                         Aaa/AAA             758,843

            Washington County, Utah
   440,000  5.000%, 10/01/18 XLCA Insured                                             A1/NR              460,843
   465,000  5.000%, 10/01/19 XLCA Insured                                             A1/NR              483,275
   490,000  5.000%, 10/01/20 XLCA Insured                                             A1/NR              507,851
   510,000  5.000%, 10/01/21 XLCA Insured                                             A1/NR              525,667
   535,000  5.000%, 10/01/22 XLCA Insured                                             A1/NR              547,198
   565,000  5.000%, 10/01/23 XLCA Insured                                             A1/NR              574,074
   320,000  5.000%, 10/01/24 XLCA Insured                                             A1/NR              323,533

            Washoe County, Nevada School District
   200,000  4.625%, 06/01/23 FGIC Insured                                             Aa3/AA             198,160

            Waxahachie, Texas Independent School District
   605,000  4.400%, 08/15/26                                                          Aaa/NR             571,410
   630,000  4.400%, 08/15/27                                                          Aaa/NR             580,457

            Yakima County, Washington School District #208
   750,000  4.500%, 12/01/23 FSA Insured                                              Aaa/NR             726,188

                                                                                                  ---------------
            Total School District                                                                     26,557,290
                                                                                                  ---------------

            Total General Obligation Bonds                                                            47,926,983
                                                                                                  ---------------

            Revenue Bonds (78.2%)
            ---------------------------------------------------------------------

            Airport (1.8%)
            ---------------------------------------------------------------------

            Clark County, Nevada Passenger Facility Charge
   255,000  4.750%, 07/01/22 MBIA Insured AMT                                        Aaa/AAA             255,036

            Hillsborough County, Florida Aviation Authority
 2,185,000  5.250%, 10/01/23 MBIA Insured AMT                                        Aaa/AAA           2,206,784

            Miami-Dade County, Florida Aviation Revenue
 1,675,000  5.000%, 10/01/28 Series C MBIA Insured AMT                               Aaa/AAA           1,574,768

                                                                                                  ---------------
            Total Airport                                                                              4,036,588
                                                                                                  ---------------

            County (0.4%)
            ---------------------------------------------------------------------

            Davis County, Utah  Lease Revenue DMV Project
    78,000  5.400%, 11/01/17                                                          NR/NR*              77,998
    83,000  5.450%, 11/01/18                                                          NR/NR*              82,798
    87,000  5.500%, 11/01/19                                                          NR/NR*              86,043
    92,000  5.550%, 11/01/20                                                          NR/NR*              90,363
    97,000  5.600%, 11/01/21                                                          NR/NR*              94,567
   103,000  5.650%, 11/01/22                                                          NR/NR*              99,621
   108,000  5.700%, 11/01/23                                                          NR/NR*             103,690
   115,000  5.700%, 11/01/24                                                          NR/NR*             109,090
   121,000  5.750%, 11/01/25                                                          NR/NR*             114,103
   128,000  5.750%, 11/01/26                                                          NR/NR*             119,420
                                                                                                  ---------------
            Total County                                                                                 977,693
                                                                                                  ---------------

            Education (16.9%)
            ---------------------------------------------------------------------

            Broward County, Florida School Board COP
 1,680,000  4.500%, 07/01/23 Series A FGIC Insured                                    A1/A+            1,581,569

            Carmel, Indiana 2002 School Building Corp.
 1,235,000  4.300%, 01/15/23 FSA Insured                                              NR/AAA           1,180,722
 1,525,000  4.300%, 07/15/23 FSA Insured                                              NR/AAA           1,459,730

            Florida State Board of Education Public Education
   210,000  4.500%, 06/01/25 FSA Insured                                             Aaa/AAA             200,315

            Hillsborough County, Florida School Board COP
   560,000  4.250%, 07/01/26 MBIA Insured                                            Aaa/AAA             489,082

            Laredo, Texas Independent School District Public Facility Corp.
   190,000  5.000%, 08/01/24 AMBAC Insured                                           Aaa/AAA             193,012

            La Vernia, Texas Higher Education Finance Corp. - Jubilee Academy
 3,617,000  4.400%, 03/12/38                                                          NR/NR*           3,617,000

            Nevada System Higher Education COP
 1,000,000  5.000%, 07/01/25 AMBAC Insured                                           Aaa/AAA           1,014,030

            Salt Lake County, Utah Westminster College Project
   435,000  4.750%, 10/01/21                                                          NR/BBB             399,826
 1,200,000  5.000%, 10/01/22                                                          NR/BBB           1,125,276
 1,250,000  5.000%, 10/01/25                                                          NR/BBB           1,120,575
 2,025,000  5.125%, 10/01/28                                                          NR/BBB           1,786,293

            Texas State College Student Loan Revenue
   100,000  5.000%, 08/01/22 AMT                                                      Aa1/AA             101,065

            Texas State University System Financing Revenue
   655,000  4.375%, 03/15/23 FSA Insured                                             Aaa/AAA             628,905

            Tyler, Texas Independent School District
   325,000  5.000%, 02/15/26 FSA Insured                                             Aaa/AAA             329,505

            University of Nevada (University Revenues)
   190,000  4.500%, 07/01/24 MBIA Insured                                            Aaa/AAA             185,493

            University of Utah COP
 3,170,000  4.350%, 12/01/26 AMBAC Insured                                           Aaa/AAA           2,956,215

            University of Utah (University Revenues)
   770,000  5.000%, 04/01/18 MBIA Insured                                            Aaa/AAA             814,167

            Utah County, Utah Charter School Revenue Lakeview Academy
   315,000  5.350%, 07/15/17 Series A                                                 NR/NR*             302,069

            Utah County, Utah Charter School Revenue Lincoln Academy
                                                                                                               -
   450,000  5.450%, 06/15/17 Series A                                                 NR/NR*             436,667

            Utah County, Utah Charter School Revenue Renaissance Academy
   340,000  5.350%, 07/15/17 Series A                                                 NR/NR*             325,108

            Utah County, Utah School Facility
 1,360,000  6.500%, 12/01/25                                                          NR/NR*           1,278,264

            Utah State Board of Regents Auxiliary & Campus Facility
 1,000,000  4.125%, 04/01/20 MBIA Insured                                            Aaa/AAA             954,610

            Utah State Board of Regents Lease Revenue
   410,000  4.500%, 05/01/20  AMBAC Insured                                          Aaa/AAA             414,695
   425,000  4.500%, 05/01/21  AMBAC Insured                                          Aaa/AAA             426,700
   450,000  4.625%, 05/01/22  AMBAC Insured                                          Aaa/AAA             451,944
   120,000  4.650%, 05/01/23  AMBAC Insured                                          Aaa/AAA             119,867

            Utah State Board of Regents Office Facility Revenue
   450,000  5.050%, 02/01/20 MBIA Insured                                            Aaa/AAA             462,249
   360,000  5.125%, 02/01/22 MBIA Insured                                            Aaa/AAA             368,953

            Utah State Board of Regents
 1,885,000  4.500%, 08/01/18 MBIA Insured                                            Aaa/AAA           1,931,013
 1,045,000  5.000%, 04/01/23 MBIA Insured                                            Aaa/AAA           1,067,875
   500,000  5.000%, 05/01/26 MBIA Insured (pre-refunded)                              Aa/AAA             552,735

            Utah State Charter School Finance Authority Channing Hall Academy
   500,000  5.750%, 07/15/22 Series A                                                 NR/NR*             469,815

            Utah State Charter School Finance Authority Fast Forward Academy
 3,127,000  6.500%, 11/15/37 144A                                                     NR/NR*           2,899,511

            Utah State Charter School Finance Authority Noah Webster Academy
 2,155,000  6.250%, 06/15/28                                                          NR/NR*           2,041,388

            Utah State Charter School Finance Authority Ronald Wilson
            Reagan Academy
 1,250,000  5.750%, 02/15/22 Series A                                                 NR/NR*           1,179,225

            Utah State Charter School Finance Authority Summit Academy
   750,000  5.125%, 06/15/17                                                         NR/BBB-             735,668

            Weber State University, Utah
 1,825,000  4.400%, 04/01/27 FSA Insured                                              NR/AAA           1,739,061

            Weber State University, Utah Student Facilities System
   300,000  5.100%, 04/01/16 Series A (pre-refunded)                                  NR/AAA             325,422
   425,000  5.250%, 04/01/19 Series A (pre-refunded)                                  NR/AAA             463,131

                                                                                                  ---------------
            Total Education                                                                           38,128,750
                                                                                                  ---------------

            Healthcare (0.1%)
            ---------------------------------------------------------------------

            Harris County, Texas Health Facility Development Corp.
   145,000  5.000%, 11/15/28 AMBAC Insured                                           Aaa/AAA             144,253
                                                                                                  ---------------

                                                                                                  ---------------
            Total Healthcare                                                                             144,253
                                                                                                  ---------------

            Hospital (0.6%)
            ---------------------------------------------------------------------

            Murray City, Utah Hospital Revenue
 1,000,000  5.000%, 05/15/22 MBIA Insured                                            Aaa/AAA           1,004,380

            Weber State University, Utah Human Services COP
   430,000  5.050%, 01/15/17 AMBAC Insured                                           Aaa/AAA             431,789

                                                                                                  ---------------
            Total Hospital                                                                             1,436,169
                                                                                                  ---------------

            Housing (15.6%)
            ---------------------------------------------------------------------

            Alaska Housing Finance Corp. Housing Revenue
 1,000,000  4.700%, 06/01/27 AMT                                                      Aa2/AA             906,280
 1,000,000  5.250%, 12/01/28 AMT                                                      Aa2/AA             940,280

            Alaska State Local Housing Authority Revenue
   500,000  5.125%, 06/01/27 Series A2 AMT                                           Aaa/AAA             469,695

            Florida Housing Finance Corp. Revenue
   430,000  4.750%, 01/01/16 AMT                                                      Aa2/AA             429,970
   780,000  5.000%, 07/01/21 AMT                                                      Aa2/AA             738,364
 1,605,000  4.550%, 07/01/22 AMT                                                      Aa2/AA           1,449,411

            Henderson, Nevada Local Improvement District
   150,000  5.000%, 09/01/15                                                          NR/NR*             129,734
   200,000  5.000%, 09/01/16                                                          NR/NR*             169,988
   200,000  5.050%, 09/01/17                                                          NR/NR*             167,566
   200,000  5.100%, 09/01/18                                                          NR/NR*             165,342

            Indiana Housing & Community Development Authority
 1,415,000  4.900%, 07/01/26 AMT                                                      Aaa/NR           1,305,111

            Indiana State Housing Finance Authority Single Family
   245,000  4.850%, 07/01/22 AMT                                                      Aaa/NR             229,928

            Indianapolis, Indiana Multi-Family
   500,000  4.850%, 01/01/21 AMT                                                      Aaa/NR             475,310

            Miami-Dade County, Florida Housing Finance Authority
   535,000  5.000%, 11/01/23 FSA Insured AMT                                          NR/AAA             512,926

            Nevada Housing Multi-Family LOC US Bank
 1,000,000  4.750%, 04/01/39 AMT                                                      NR/AA+             917,640

            North Dakota Housing Authority Home Mortgage Revenue
 2,000,000  5.400%, 07/01/23 AMT                                                      Aa1/NR           2,008,480
 1,000,000  5.650%, 07/01/28 AMT                                                      Aa1/NR           1,002,110

            Orange County, Florida Housing Finance Authority
   140,000  5.150%, 03/01/22                                                          Aaa/NR             140,049

            Seattle, Washington Housing Authority
   730,000  4.400%, 11/01/21 AMT                                                      NR/AAA             662,453

            Snohomish County, Washington Housing Authority
   150,000  4.750%, 09/01/10 AMT                                                      NR/NR*             149,825
   185,000  4.875%, 09/01/12 AMT                                                      NR/NR*             183,294
   225,000  5.000%, 09/01/13 AMT                                                      NR/NR*             222,161
   185,000  5.000%, 09/01/14 AMT                                                      NR/NR*             181,516
   145,000  5.100%, 09/01/15 AMT                                                      NR/NR*             142,019

            South Dakota Housing Development Authority
 1,250,000  4.900%, 05/01/26 AMT                                                     Aa1/AAA           1,151,838

            Texas State Housing Revenue
 2,020,000  4.800%, 09/01/20 AMT                                                     Aaa/AAA           1,902,113
   495,000  4.800%, 09/01/27 AMT                                                     Aa1/AAA             446,396

            Texas State Housing Revenue Single Family Mortgage
 1,000,000  5.250%, 09/01/32 AMT                                                     Aa1/AAA             948,590

            Utah Housing Corporation Single Family Housing
    25,000  5.250%, 07/01/23 AMT                                                      Aa2/AA              24,548
   640,000  5.000%, 01/01/32 AMT                                                      Aa2/AA             582,918

            Utah Housing Corporation Single Family Mortgage
   330,000  4.600%, 07/01/15 AMT                                                     Aaa/AAA             330,356
   235,000  4.650%, 07/01/16 AMT                                                     Aaa/AAA             234,666
   230,000  4.875%, 07/01/23 AMT                                                     Aa3/AA-             212,874
 1,130,000  5.000%, 07/01/25 AMT                                                     Aa3/AA-           1,065,816
   695,000  5.100%, 01/01/26 AMT                                                     Aa3/AA-             662,370
   915,000  5.000%, 07/01/31 AMT                                                      Aa2/AA             826,776

            Utah State Housing Agency Housing Revenue
   125,000  5.650%, 07/01/27 AMT                                                      Aa2/AA             124,566

            Utah State Housing Corporation Single Family Housing Revenue
 1,460,000  5.125%, 07/01/24 AMT                                                     Aa3/AA-           1,432,275
   625,000  5.200%, 01/01/28 AMT                                                     Aa3/AA-             610,281
 1,000,000  5.800%, 07/01/28 AMT+                                                    Aa3/AA-             999,900

            Utah State Housing Finance Agency
   170,000  5.700%, 07/01/15 AMT                                                     Aa3/AA-             170,376
    90,000  5.650%, 07/01/16 Series 1994C                                            Aaa/AAA              90,245
    40,000  5.400%, 07/01/16 AMT                                                      Aa2/AA              40,140
    30,000  6.000%, 07/01/17 AMT                                                     Aaa/AAA              30,070
   640,000  5.500%, 07/01/18 AMT                                                     Aa3/AA-             662,483
    45,000  5.300%, 07/01/18 AMT                                                     Aaa/AAA              45,624
    75,000  5.000%, 07/01/18 AMT                                                     Aaa/AAA              74,882
    95,000  5.400%, 07/01/20 AMT                                                      Aa2/AA              93,878
   140,000  5.600%, 07/01/23 AMT                                                      Aa2/AA             139,150
    45,000  5.700%, 07/01/26 MBIA Insured                                            Aaa/AAA              45,038

            Washington State Housing Finance Commission
 2,290,000  4.800%, 12/01/21 AMT                                                      Aaa/NR           2,149,073

            Washington State Housing Finance Commission Single Family Mortgage
 2,345,000  5.000%, 06/01/22                                                         Aaa/NR*           2,312,100

            Wyoming Community Development Authority Housing Revenue
   150,000  4.600%, 12/01/12 AMT                                                     Aa1/AA+             151,748
   225,000  4.350%, 12/01/16 AMT                                                     Aa1/AA+             217,942
   580,000  4.700%, 06/01/17 AMT                                                     Aa1/AA+             575,285
   520,000  4.700%, 12/01/17 AMT                                                     Aa1/AA+             515,590
 2,000,000  5.000%, 12/01/22 Series 10 AMT                                           Aa1/AA+           1,924,540
   120,000  5.000%, 12/01/22                                                         Aa1/AA+             118,398
   415,000  5.150%, 06/01/23 AMT                                                     Aa1/AA+             402,650

                                                                                                  ---------------
            Total Housing                                                                             35,014,947
                                                                                                  ---------------

            Industrial Development & Pollution Control (0.5%)
            ---------------------------------------------------------------------

            Sandy City, Utah Industrial Development, H Shirley Wright Project,
            Refunding Bonds, LOC Olympus Bank
   250,000  6.125%, 08/01/16                                                          NR/AAA             250,665

            Utah County Environmental Improvement Revenue
   935,000  5.050%, 11/01/17                                                        Baa1/BBB+            959,684

                                                                                                  ---------------
            Total Industrial Development & Pollution Control                                           1,210,349
                                                                                                  ---------------

            Lease (9.4%)
            ---------------------------------------------------------------------

            Celebration Community Development District, Florida
   290,000  5.000%, 05/01/22 MBIA Insured                                            Aaa/AAA             297,169

            Clark County, Nevada Improvement District Revenue
   735,000  5.125%, 12/01/19                                                          NR/NR*             668,321

            Clark County, Nevada Improvement District Special Local
            Improvement #128 (Summerlin)
   500,000  5.000%, 02/01/21 Series A                                                 NR/NR*             431,830

            Marion County, Indiana Convention & Recreational Facilities
            Authority
   390,000  5.000%, 06/01/27 MBIA Insured                                            Aaa/AAA             390,449

            Murray City, Utah Municipal Building Authority
   520,000  5.050%, 12/01/15 AMBAC Insured (pre-refunded)                             Aaa/NR             565,146

            New Albany, Indiana Development Authority
   500,000  4.250%, 02/01/22                                                          NR/A-              461,675

            Poinciana West, Florida Community Development District Special
            Assessment Revenue
 1,000,000  5.875%, 05/01/22                                                          NR/NR*             911,060

            Port Saint Lucie, Florida Special Assessment Revenue Southwest
            Annexation District 1-B
   500,000  5.000%, 07/01/27 MBIA Insured                                            Aaa/AAA             500,330

            Red River, Texas Higher Education TCU Project
 1,000,000  4.375%, 03/15/25                                                          Aa3/NR             914,270

            Salt Lake County, Utah Municipal Building Authority
 3,900,000  5.200%, 10/15/20 AMBAC Insured (pre-refunded)                            Aaa/AAA           4,247,061

            South Dakota State Building Authority Revenue
   500,000  4.500%, 06/01/24 FGIC Insured                                            Baa3/AA-            475,330

            Spanish Fork, Utah Charter School
 2,000,000  5.550%, 11/15/21                                                          NR/NR*           1,869,260

            Tolomato Community, Florida Development District Special
            Assessment Revenue
 1,000,000  6.450%, 05/01/23                                                          NR/NR*             955,460

            Utah County, Utah Municipal Building  Authority
   120,000  5.500%, 11/01/16 AMBAC Insured (pre-refunded)                             Aaa/NR             132,029
   240,000  5.500%, 11/01/17 AMBAC Insured (pre-refunded)                             Aaa/NR             264,058

            Utah State Building Ownership Authority
   465,000  5.000%, 05/15/21                                                         Aa1/AA+             486,432
 1,755,000  5.250%, 05/15/23                                                         Aa1/AA+           1,826,516
   510,000  5.000%, 05/15/23                                                         Aa1/AA+             526,106
 1,845,000  5.250%, 05/15/24                                                         Aa1/AA+           1,910,202
 1,080,000  5.000%, 05/15/25                                                         Aa1/AA+           1,098,716

            West Bountiful, Utah Courthouse Revenue
   410,000  5.000%, 05/01/19                                                           NR/A              437,679

            West Valley City, Utah Municipal Building Authority Lease
            Revenue Refunding
 1,890,000  4.375%, 08/01/26 Series A FGIC Insured                                   Baa3/A+           1,748,099

                                                                                                  ---------------
            Total Lease                                                                               21,117,198
                                                                                                  ---------------

            Tax Revenue (14.2%)
            ---------------------------------------------------------------------

            Bay County, Florida Sales Tax Revenue
   175,000  4.750%, 09/01/23 FSA Insured                                              Aaa/NR             175,490

            Bluffdale, Utah Sales Tax Revenue
 1,900,000  5.500%, 08/01/23 (pre-refunded)                                           NR/NR*           1,922,990

            Bountiful, Utah Special Improvement District Special
            Assessment Revenue
   203,000  5.000%, 06/01/14                                                          NR/NR*             195,586
   213,000  5.150%, 06/01/15                                                          NR/NR*             205,083
   224,000  5.300%, 06/01/16                                                          NR/NR*             214,397
   236,000  5.500%, 06/01/17                                                          NR/NR*             225,833
   249,000  5.650%, 06/01/18                                                          NR/NR*             239,309

            Clark County, Nevada Improvement District
   250,000  5.000%, 08/01/16                                                          NR/NR*             231,768

            Coral Canyon, Utah Special Service District
   110,000  5.000%, 07/15/13                                                          NR/NR*             107,176
   250,000  5.500%, 07/15/18                                                          NR/NR*             240,855

            Henderson, Nevada Local  Improvement District
   100,000  4.500%, 09/01/12                                                          NR/NR*              94,035
   300,000  5.000%, 09/01/14                                                          NR/NR*             278,325
   300,000  5.000%, 09/01/15                                                          NR/NR*             273,681
   255,000  5.000%, 03/01/16                                                          NR/NR*             232,353

            Holladay, Utah  Redevelopment Agency
 3,000,000  4.900%, 12/30/20                                                          NR/NR*           2,746,560

            Jordanelle, Utah Special Service District
   186,000  5.000%, 11/15/14                                                          NR/NR*             182,806
   196,000  5.100%, 11/15/15                                                          NR/NR*             192,715
   206,000  5.200%, 11/15/16                                                          NR/NR*             201,239
   216,000  5.300%, 11/15/17                                                          NR/NR*             209,812
   228,000  5.400%, 11/15/18                                                          NR/NR*             221,885
   240,000  5.500%, 11/15/19                                                          NR/NR*             231,406
   253,000  5.600%, 11/15/20                                                          NR/NR*             241,747
   268,000  5.700%, 11/15/21                                                          NR/NR*             253,423
   283,000  5.800%, 11/15/22                                                          NR/NR*             266,498
   299,000  6.000%, 11/15/23                                                          NR/NR*             281,374

            Jordanelle, Utah Special Service Improvement District
   230,000  8.000%, 10/01/11                                                          NR/NR*             243,386

            La Verkin, Utah Sales and Franchise Tax Revenue
   571,000  5.100%, 07/15/27                                                          NR/NR*             513,894

              Lehi, Utah Sales Tax
   790,000  5.000%, 06/01/24 FSA Insured                                             Aaa/AAA             810,145

            Mesquite, Nevada New Special Improvement District
   240,000  5.300%, 08/01/11                                                          NR/NR*             236,964
   180,000  4.600%, 08/01/11                                                          NR/NR*             176,458
   190,000  4.750%, 08/01/12                                                          NR/NR*             184,139
   220,000  4.900%, 08/01/13                                                          NR/NR*             211,603
   135,000  5.250%, 08/01/17                                                          NR/NR*             125,824
   305,000  5.350%, 08/01/19                                                          NR/NR*             279,905
   130,000  5.400%, 08/01/20                                                          NR/NR*             118,192
   480,000  5.500%, 08/01/25                                                          NR/NR*             422,318

            Mountain Regional Water District, Utah Special Assessment
 1,735,000  7.000%, 12/01/18                                                          NR/NR*           1,742,877

            Mountain Regional Water, Utah Special Service District
 2,000,000  5.000%, 12/15/20 MBIA Insured                                            Aaa/AAA           2,073,060

            North Ogden, Utah Sales Tax Revenue
   195,000  5.000%, 11/01/24 XLCA Insured                                             A3/A+              207,800

            Payson City, Utah Sales Tax Revenue
   445,000  5.000%, 08/01/21 FSA Insured                                             Aaa/AAA             465,319

            Salt Lake City, Utah Sales Tax
   265,000  5.250%, 02/01/13                                                          NR/AAA             286,399

            Salt Lake County, Utah Sales Tax
   955,000  5.000%, 02/01/21                                                          NR/AAA             995,855
 1,005,000  5.000%, 02/01/22                                                          NR/AAA           1,041,371
 1,060,000  5.000%, 02/01/23                                                          NR/AAA           1,092,054
 1,115,000  5.000%, 02/01/24                                                          NR/AAA           1,142,128

            Sandy City, Utah Sales Tax
   520,000  5.000%, 09/15/18 AMBAC Insured                                           Aaa/AAA             540,566
   605,000  5.000%, 09/15/20 AMBAC Insured                                           Aaa/AAA             623,949

            South Jordan, Utah Sales Tax
   570,000  5.000%, 08/15/15 AMBAC Insured                                           Aaa/AAA             615,720

            South Weber City, Utah
   525,000  5.000%, 01/15/24 MBIA Insured                                            Aaa/AAA             555,728

            Springville, Utah Special Assessment Revenue
   400,000  5.500%, 01/15/17                                                          NR/NR*             381,472
   457,000  5.650%, 01/15/18                                                          NR/NR*             435,503
   483,000  5.800%, 01/15/19                                                          NR/NR*             455,242
   510,000  5.900%, 01/15/20                                                          NR/NR*             476,661
   540,000  6.000%, 01/15/21                                                          NR/NR*             499,522

            Wasatch County, Utah Building Authority
   130,000  5.000%, 10/01/15                                                          A3/NR              137,209
   135,000  5.000%, 10/01/16                                                          A3/NR              141,194

            Wasatch County, Utah Sales Tax
   205,000  5.000%, 12/01/16 AMBAC Insured                                           Aaa/AAA             216,843
   210,000  5.000%, 12/01/17 AMBAC Insured                                           Aaa/AAA             220,204
   225,000  5.000%, 12/01/18 AMBAC Insured                                           Aaa/AAA             234,275

            Washington City, Utah Sales Tax
   680,000  5.250%, 11/15/17 AMBAC Insured                                           Aaa/AAA             729,422

            Weber County, Utah Sales Tax
   385,000  5.000%, 07/01/23 AMBAC Insured                                            Aaa/NR             393,697

            West Valley City, Utah Redevelopment Agency
 1,625,000  5.000%, 03/01/21                                                          NR/A-            1,670,793
   320,000  5.000%, 03/01/22                                                          NR/A-              325,974
   350,000  5.000%, 03/01/23                                                          NR/A-              354,473
 1,000,000  5.000%, 03/01/24                                                          NR/A-            1,004,010

                                                                                                  ---------------
            Total Tax Revenue                                                                         32,048,494
                                                                                                  ---------------

            Transportation (3.9%)
            ---------------------------------------------------------------------

            Alaska State International Airport Revenue
   110,000  5.000%, 10/01/24 AMBAC Insured AMT                                       Aaa/AAA             105,350

            Florida State Turnpike Authority Turnpike Revenue
   500,000  4.500%, 07/01/22 MBIA Insured                                            Aaa/AAA             499,970

            Miami-Dade County, Florida Aviation Revenue
   585,000  5.000%, 10/01/24 FGIC Insured AMT                                         A2/A-              554,153

            Port of Seattle, Washington Revenue
 1,045,000  5.100%, 04/01/24 AMT FGIC Insured                                        Aa2/AA-           1,034,864

            Utah Transit Authority Sales Tax & Transportation Revenue
 3,300,000  4.125%, 06/15/21 FSA Insured                                             Aaa/AAA           3,229,083
 3,450,000  4.125%, 06/15/22 FSA Insured                                             Aaa/AAA           3,297,683

                                                                                                  ---------------
            Total Transportation                                                                       8,721,103
                                                                                                  ---------------

            Utility (9.3%)
            ---------------------------------------------------------------------

            Alaska Industrial Development & Export Authority
   400,000  4.625%, 12/01/16 AMBAC Insured AMT                                       Aaa/AAA             407,460

            Cowlitz County, Washington Public Utility District Electric Revenue
 1,000,000  4.500%, 09/01/26 MBIA Insured                                            Aaa/AAA             948,320

            Eagle Mountain, Utah Gas & Electric
 1,385,000  4.250%, 06/01/20 Radian Insured                                           Aa3/AA           1,294,006
 1,440,000  5.000%, 06/01/21 Radian Insured                                           Aa3/AA           1,444,205
 1,515,000  5.000%, 06/01/22 Radian Insured                                           Aa3/AA           1,507,304

            Garland, Texas Water & Sewer
   440,000  4.500%, 03/01/21 AMBAC Insured                                           Aaa/AAA             440,211

            Indianapolis, Indiana Gas Utility
   290,000  5.000%, 08/15/24 AMBAC Insured                                           Aaa/AAA             290,334

            Intermountain Power Agency Utilities Light & Power Service, Utah
 1,380,000  5.000%, 07/01/19 MBIA Insured                                            Aaa/AAA           1,408,966

            JEA, Florida Electric System Revenue
   500,000  5.000%, 10/01/26+                                                         Aa3/A+             500,710

            Manti City, Utah Electric System Revenue
   603,000  5.750%, 02/01/17                                                          NR/NR*             611,659

            Murray City, Utah Utility Electric Revenue
 1,340,000  5.000%, 06/01/25 AMBAC Insured                                            Aaa/NR           1,416,206

            Orem, Utah Water & Storm Sewer Revenue
 1,000,000  5.000%, 07/15/26                                                          NR/AA            1,018,450

            Rockport, Indiana Pollution Control Revenue Indiana Michigan
            Power Company Project
 1,500,000  4.625%, 06/01/25 Series A FGIC Insured                                    A3/BBB           1,323,450

            St. George, Utah Electric Revenue
 1,910,000  4.500%, 06/01/20 FSA Insured                                              Aaa/NR           1,941,477

            Salem, Utah Electric Revenue
   130,000  5.350%, 11/01/08                                                          NR/NR*             131,973
   140,000  5.400%, 11/01/09                                                          NR/NR*             144,175

            Santa Clara Utah Storm Drain Revenue
   877,000  5.100%, 09/15/26                                                          NR/NR*             822,144

            Southern Utah Valley Power System
   210,000  5.250%, 09/15/13 MBIA Insured                                            Aaa/AAA             227,720
   225,000  5.250%, 09/15/14 MBIA Insured                                            Aaa/AAA             243,306
   235,000  5.250%, 09/15/15 MBIA Insured                                            Aaa/AAA             252,808
   185,000  5.125%, 09/15/21 MBIA Insured                                            Aaa/AAA             191,270

            Springville, Utah Electric Revenue
   550,000  5.600%, 03/01/09                                                         Baa1/NR             563,646

            Tacoma, Washington Solid Waste Utility Revenue
 1,000,000  5.000%, 12/01/23 XLCA Insured                                             A3/AA-           1,010,440

            Utah Assessed Municipal Power System
   790,000  5.250%, 12/01/09                                                          NR/A-              818,037
 1,000,000  5.000%, 04/01/21 FSA Insured                                             Aaa/AAA           1,035,700

            Washington, Utah Electric Revenue
   985,000  5.000%, 09/01/21 XLCA Insured                                             A3/NR            1,043,608

                                                                                                  ---------------
            Total Utility                                                                             21,037,585
                                                                                                  ---------------

            Water and Sewer (5.5%)
            ---------------------------------------------------------------------

            Eagle Mountain, Utah Water and Sewer
   750,000  5.800%, 11/15/16 ACA Insured (pre-refunded)                                NR/A              819,915
   690,000  4.750%, 11/15/25 MBIA Insured                                            Aaa/AAA             685,895

            Jacksonville, Florida Water and Sewer System Revenue
   250,000  4.625%, 10/01/22                                                         Aa3/AA-             250,078

            Mesquite, Texas Waterworks & Sewer
   225,000  4.500%, 03/01/24 FSA Insured                                             Aaa/AAA             222,224

            Murray City, Utah Sewer and Water
   440,000  5.000%, 10/01/19 AMBAC Insured                                            Aaa/NR             457,987

            Pleasant Grove, Utah Water Revenue
   450,000  4.300%, 12/01/20 MBIA Insured                                            Aaa/AAA             437,972

            Smithfield, Utah Water Revenue
    90,000  4.750%, 06/01/17                                                          NR/NR*              86,375
    94,000  4.800%, 06/01/18                                                          NR/NR*              89,627
    99,000  4.850%, 06/01/19                                                          NR/NR*              93,206
   103,000  4.900%, 06/01/20                                                          NR/NR*              96,264
   108,000  5.000%, 06/01/21                                                          NR/NR*             100,670
   114,000  5.050%, 06/01/22                                                          NR/NR*             105,498
   120,000  5.100%, 06/01/23                                                          NR/NR*             110,345
   126,000  5.150%, 06/01/24                                                          NR/NR*             115,494
   132,000  5.200%, 06/01/25                                                          NR/NR*             120,375
   139,000  5.250%, 06/01/26                                                          NR/NR*             126,407

            Upper Trinity Regional Water District, Texas
   205,000  4.500%, 08/01/20 AMBAC Insured                                           Aaa/AAA             206,335

            Utah Water Finance Agency Revenue
   200,000  5.250%, 07/01/16 AMBAC Insured                                            Aaa/NR             213,438
   310,000  5.000%, 10/01/17 AMBAC Insured                                            Aaa/NR             325,760
   510,000  5.000%, 07/01/18 AMBAC Insured                                            Aaa/NR             533,639
   685,000  5.000%, 07/01/19 AMBAC Insured                                            Aaa/NR             713,126
   105,000  5.000%, 10/01/20 AMBAC Insured                                            Aaa/NR             108,148
   830,000  4.500%, 10/01/22 AMBAC Insured                                            Aaa/NR             821,285
   100,000  5.125%, 07/01/23 AMBAC Insured                                            Aaa/NR             102,422
   870,000  4.500%, 10/01/23 AMBAC Insured                                            Aaa/NR             850,999
 2,570,000  5.000%, 10/01/25 AMBAC Insured                                            Aaa/NR           2,585,060
 1,300,000  4.500%, 10/01/28 AMBAC Insured                                            Aaa/NR           1,217,801

            Weber-Box Elder, Utah Conservation District Water Revenue
   200,000  6.450%, 11/01/14 (pre-refunded)                                          Aaa/AAA             220,284
   200,000  6.500%, 11/01/19 (pre-refunded)                                          Aaa/AAA             220,532
   335,000  6.900%, 11/01/20 (pre-refunded)                                          Aaa/AAA             372,724

                                                                                                  --------------
            Total Water and Sewer                                                                     12,409,885
                                                                                                  --------------

            Total Revenue Bonds                                                                      176,283,014
                                                                                                  --------------

            Total Investments (cost $229,857,882-note b)                                 99.5%       224,209,997


            Other assets less liabilities                                                  0.5         1,141,802
                                                                                 -------------- ----------------

            Net Assets                                                                  100.0%      $225,351,799
                                                                                 ============== ================

                                                                                    Percent of
            Portfolio Distribution By Quality Rating (unaudited)                    Portfolio


            Aaa of Moody's or AAA of S&P                                                  54.3    %

            Aa of Moody's or AA of S&P                                                    17.3

            A of Moody's or S&P                                                           7.4

            Baa of Moody's or BBB of S&P                                                  3.1

            Not rated*                                                                    17.9
                                                                                          ----
                                                                                         100.0
                                                                                   ===========

            * Any security not rated (NR) by either credit rating service must be determined by the Manager to have sufficient quality to be ranked in the top four ratings if a credit rating were to be assigned by a rating service.

            + Security traded on a "when-issued" basis.

            ++ These securities are pledged as collateral for the Fund's when - issued commitments.

                 PORTFOLIO ABBREVIATIONS:
                 ------------------------

         ACA        - American Capital Assurance Financial Guaranty Corp.
         AMBAC      - American Municipal Bond Assurance Corp.
         AMT        - Alternative Minimum Tax
         COP        - Certificates of Participation
         FGIC       - Financial Guaranty Insurance Co.
         FSA        - Financial Security Assurance
         LOC        - Letter of Credit
         MBIA       - Municipal Bond Investors Assurance
         NR         - Not Rated
         XLCA       - XL Capital Assurance

                        See accompanying
                 notes to financial statements.

                  NOTES TO FINANCIAL STATEMENTS
                     TAX-FREE FUND FOR UTAH

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2008, the net unrealized deppreciation on investments, based on cost for federal income tax purposes of $229,831,865 amounted to $5,621,868, which consisted of aggregate gross unrealized appreciation of $1,488,436 and aggregate gross unrealized depreciation of $7,110,304.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).





                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH



By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      President and Trustee
      May 30, 2008



By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	May 30, 2008